Intangibles Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangibles Assets (Details) [Line Items]
Amortization expense	$ 200	$ 300	$ 500	$ 500
Fully amortized from intangible assets	851		$ 738
Intangible Assets [Member]
Intangibles Assets (Details) [Line Items]
Fully amortized from intangible assets	$ 900